COMMITMENTS AND CONTINGENCIES - Contingencies (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Labor proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 139,698	$ 88,848
Civil proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	251,523	395,192
Civil proceedings | Multi Financial Group Inc [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		107,898
Administrative and other proceedings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 138,418	101,700
Administrative and other proceedings | Multi Financial Group Inc [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		$ 3,748